DEBT (Details - Loans payable) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Loans payable, current	$ 359,805	$ 571,530
Loans payable, non-current	281,416	291,967
RI - Lline Of Credit [Member]
Debt Instrument [Line Items]
Loans payable, current	71,285	153,358
RI - Short-Term Loans [Member]
Debt Instrument [Line Items]
Loans payable, current	32,402	46,544
WS - Line Of Credit [Member]
Debt Instrument [Line Items]
Loans payable, current	163,661	218,616
WS - Short-Term Loans [Member]
Debt Instrument [Line Items]
Loans payable, current	91,600	151,970
OPT – Optilan Communications & Security Ltd [Member]
Debt Instrument [Line Items]
Loans payable, current	857	1,042
Optilian India Director Loans [Member]
Debt Instrument [Line Items]
Loans payable, current	3,875	0
RI - SBA EIDL [Member]
Debt Instrument [Line Items]
Loans payable, non-current	102,597	102,597
RI - Long-Term Loans [Member]
Debt Instrument [Line Items]
Loans payable, non-current	55,506	63,532
WS - SBA EIDL [Member]
Debt Instrument [Line Items]
Loans payable, non-current	26,307	26,307
WS -Llong-Term Loans [Member]
Debt Instrument [Line Items]
Loans payable, non-current	$ 97,006	$ 97,532